Intangible Assets Other Than Goodwill (Tables)	6 Months Ended
Jun. 30, 2019
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

Intangible assets	June 30, 2019	December 31, 2018
Acquisition cost (*)	$209,984	$221,554
Accumulated amortization (*)	(84,934)	(81,467)
Write offs (**)	—	(1,150)
Total Intangible assets net book value	$125,050	$138,937

(*)	The decrease in cost basis includes $10,420 write off relating to Navios Logistics’ trade name which was fully amortized.
(**)	During the year ended December 31, 2018, acquisition costs of $1,150 of favorable lease terms were capitalized as part of the cost of one vessel due to the exercise of the purchase option.

Schedule of aggregate amortization expense

Period
Year One	$23,680
Year Two	5,581
Year Three	5,581
Year Four	5,581
Year Five	5,588
Thereafter	79,039
Total	$125,050